The Company, basis of presentation and significant accounting policies - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2017
Buildings and improvements
Useful Lives of Property, Plant, and Equipment
Weighted-average life	14 years
Machinery and equipment
Useful Lives of Property, Plant, and Equipment
Weighted-average life	11 years
Minimum | Buildings and improvements
Useful Lives of Property, Plant, and Equipment
Estimated useful lives	4 years
Minimum | Machinery and equipment
Useful Lives of Property, Plant, and Equipment
Estimated useful lives	3 years
Maximum | Buildings and improvements
Useful Lives of Property, Plant, and Equipment
Estimated useful lives	50 years
Maximum | Machinery and equipment
Useful Lives of Property, Plant, and Equipment
Estimated useful lives	19 years